Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ 4,254,515	$ 5,172,080
Unrealized currency gain (loss)	(494,825)	(346,204)
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(9,904,462)	(59,260,559)	25,326,696
Unrealized currency gain (loss)	(148,604)	(161,590)	(144,958)
Proceeds from Litigation	0	0	20,678
Net realized	(8,986,897)	(56,127,142)	22,922,027
Net change in unrealized	(917,565)	(3,133,417)	2,383,991
Proceeds from litigation	0	0	20,678
Total Trading Results	(9,904,462)	(59,260,559)	25,326,696
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(25,656,631)	(13,224,390)	(2,284,314)
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	11,644,684	(33,865,845)	(11,812,474)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(10,314,789)	(28,960,337)	10,670,505
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	14,570,878	16,951,603	28,877,259
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	4,749,340	5,518,284
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(1,113,942)	(1,967,810)
Average number of contracts outstanding	3,749	3,139
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	4,093,148	894,083
Average number of contracts outstanding	3,326	2,372
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,243,653	2,493,027
Average number of contracts outstanding	16,674	23,365
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	526,481	4,098,984
Average number of contracts outstanding	12,900	10,389
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	8,588,553	6,517,057
Unrealized loss	(3,442,256)	(682,447)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	802,059	460,330
Unrealized loss	(191,225)	(243,164)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,120,882	1,099,211
Unrealized loss	(854,526)	(28,750)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,218,559	450,444
Unrealized loss	(1,476,258)	(341,345)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,447,053	4,507,072
Unrealized loss	(920,247)	(69,188)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,518,450	5,220,905
Unrealized loss	(2,915,407)	(5,537,231)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	966,315	2,195,043
Unrealized loss	(2,691,091)	(4,380,019)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	26,530
Unrealized loss	(173,208)	(202,908)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,552,135	2,978,910
Unrealized loss	(50,783)	(594,982)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	20,422
Unrealized loss	$ (325)	$ (359,322)